Loans by Facility (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 7,376,179.0	$ 113,288.0	₨ 5,988,909.7
Less: Allowance for credit losses	112,507.2	1,728.0	78,496.9	$ 1,205.6	₨ 57,360.1	₨ 47,334.1
Total	7,263,671.8	111,560.0	5,910,412.8
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	5,213,364.6	80,070.2	4,048,961.3
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	885,234.7	13,596.0	720,657.8
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,187,127.1	18,232.6	841,806.8
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,305,219.8	20,046.4	913,720.2
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	595,813.6	9,150.9	460,365.2
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	362,718.1	5,570.9	383,866.9
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	877,251.3	13,473.4	728,544.4
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 2,162,814.4	$ 33,217.8	₨ 1,939,948.4